Note 5. Related Party Transactions	12 Months Ended	9 Months Ended
	Jul. 31, 2012	Apr. 30, 2013 Scenario, Actual [Member]
Note 5. Related Party Transactions [Line Items]
Related Party Transactions Disclosure [Text Block]

NOTE 5.  - RELATED PARTY TRANSACTIONS

As of July 31, 2012 and 2011, the Company had payable of $79,696 and $36,137, respectively, to Ms. Ruiz for the advances she made to the Company to cover incorporation costs of the Company and ongoing legal and accounting fees related to the Company’s SEC reporting obligations. These advances bear no interest, are unsecured and are due on demand.

On May 31, 2012, the Company entered into a promissory note with GEXPLO, SRL, a company owned by the Company’s then corporate secretary, Mr. Alain French.  The total amount loaned was $59,770 as of May 31, 2012 for exploration expenses that the Company paid on GEXPLO’s behalf for Alexia Claim which was acquired by the Company in July 2012. The loan is non-interest bearing and matures on December 31, 2012. The loan was cancelled by the Company as consideration in the Acquisition Agreement, on July 30, 2012.

On July 30, 2012, under the Acquisition Agreement, Ms. Rosa agreed to transfer 6,456,600 shares of the Company’s common stock she owned to GEXPLO, a company owned by Mr. Alain French, the Company’s new President, Chief Executive Officer and Director, for a mineral right previously owned by GEXPLO. The Company recorded $4,142 for the mineral right and the same amount in paid-in capital for the shares transferred as the result of this related party transaction.

NOTE 4. – RELATED PARTY TRANSACTIONS

As of April 30, 2013 and July 31, 2012, the Company had payable of $79,696 to Ms. Ruiz for the advances she made to the Company to cover incorporation costs of the Company and ongoing legal and accounting fees related to the Company’s SEC reporting obligations. These advances bear no interest, are unsecured and are due on demand.

On May 31, 2012, the Company entered into a promissory note with GEXPLO, SRL, a company owned by the Company’s then corporate secretary, Mr. Alain French.  The total amount loaned was $59,770 as of May 31, 2012 for exploration expenses that the Company paid on GEXPLO’s behalf for Alexia Claim which was acquired by the Company in July 2012. The loan is non-interest bearing and matures on December 31, 2012. The loan was cancelled by the Company as consideration in the Acquisition Agreement, on July 30, 2012. See Note 3 for the shares transferred between Ms. Ruiz and GEXPLO.

As of April 30, 2013, the Company had made advances to GEXPLO, a company owned by the Company's President, for a total of $96,247 for exploration expenses he paid on the Company's behalf.

As described in Note 3, as of April 30, 2013, the Company accrued related party payable of $70,000 for mineral claims, RICHARD and CHARLES, the Company acquired from Alain French during the current quarter.